ADVANCE TO SUPPLIERS	6 Months Ended
Jun. 30, 2020
ADVANCE TO SUPPLIERS
ADVANCE TO SUPPLIERS

10.ADVANCE TO SUPPLIERS

	June 30,	December 31,
	2020	2019
Forestry development program	1,149,832	1,087,149
Advance to suppliers	106,636	170,481
	1,256,468	1,257,630

Current	106,636	170,481
Non-current	1,149,832	1,087,149

In the financial statements for the year ended December 31, 2019, additional information on advances was disclosed, which did not change during the period.